Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities of continuing operations:
Net loss	$ (1,071,845)	$ (657,375)	$ (548,438)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	115,038	104,140	148,853
Depreciation and amortization	56,536	12,997	18,320
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	41,141	6,166	3,686
Accounts receivable and other assets	(3,566)
Net cash provided by (used in) operating activities	(862,695)	(534,073)	(377,579)
Cash flows from investing activities:
Related party	638,545	85,203	105,378
Acquisition of capital assets		(10,525)
Net cash provided by (used in) investing activities	638,545	74,678	105,378
Cash flows from financing activities:
Net proceeds from sale of common stock	291,600	489,875	205,496
Net cash provided by (used in) financing activities	291,600	489,875	205,496
Effect of exchange rates on cash and cash equivalents	(74)	(5,891)	2
Net increase (decrease) in cash and cash equivalents	67,375	24,589	(66,703)
Cash and cash equivalents at beginning of period	25,438	849	67,552
Cash and cash equivalents at end of period	$ 92,813	$ 25,438	$ 849